Construction contract revenues (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Construction Contract Revenues [Line Items]
Construction contract revenue	$ 49,277	$ 50,362	$ 5,512
Construction contract expenses	(35,384)	(43,272)	(5,512)
Recognized contract margin (loss)	$ 13,893	$ 7,090	$ 0